Short-Term Investments - Schedule of Short Term Investments (Detail) - Enjoy Technology Inc [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 22,512
Gross Unrealized Gains	1
Gross Unrealized Losses	(3)
Fair Value	22,510
US Treasury Bill Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	3,721
Gross Unrealized Gains	1
Gross Unrealized Losses	0
Fair Value	3,722
US Government Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	18,791
Gross Unrealized Gains	0
Gross Unrealized Losses	(3)
Fair Value	$ 18,788